PP&E (Tables)	12 Months Ended
Dec. 31, 2025
PP&E
Schedule of PP&E

	December 31,
	2025	2024
PP&E	6,859,618	5,757,248
Allowance for obsolescence and impairment of materials	(42,217)	(42,439)
Accumulated impairment of others PP&E	(28,283)	(18,078)
	6,789,118	5,696,731

Schedule of nature and movements of property, plant and equipment

Details on the nature and movements of PP&E as of December 31, 2025 and 2024 are as follows:

	Gross value
	As of	Incorporation		Currency			As of
	December 31,	by acquisition		translation	Transfers and		December 31,
	2024	(1)	CAPEX	adjustments	reclassifications (2)	Decreases	2025
Real estate	1,283,733	315,916	398	(241)	8,084	(1,220)	1,606,670
Switching equipment	1,142,872	29,995	1,160	7,429	58,563	(1,579)	1,238,440
Fixed network and transportation	5,810,040	665,674	306,122	20,539	313,233	(877,281)	6,238,327
Mobile network Access	1,522,987	11,857	45,824	22,841	41,630	(50,861)	1,594,278
Tower and pole	340,630	96,812	102	1,763	31,749	(2,455)	468,601
Power equipment and Installations	576,049	10,456	10,820	6,093	28,747	(9,308)	622,857
Computer equipment	2,469,340	24,698	126,135	(352)	16,059	(15,258)	2,620,622
Goods lent to customers at no cost	319,251	17,763	7,741	1,188	102,243	(70,386)	377,800
Vehicles	188,323	39,472	20,282	474	—	(10,579)	237,972
Machinery, diverse equipment and tools	249,125	991	603	(442)	6,628	(231,125)	25,780
Other	103,378	645	8,514	532	2,363	(297)	115,135
Construction in progress	198,714	43,859	289,796	4,423	(189,261)	(10,037)	337,494
Materials	467,094	74,823	533,608	5,395	(423,699)	(16,401)	640,820
Total	14,671,536	1,332,961	1,351,105	69,642	(3,661)	(1,296,787)	16,124,796

	Accumulated depreciation						Net carrying
	As of		Currency			As of	value as of
	December 31,		translation			December 31,	December 31,
	2024	Depreciation	adjustments	Reclassifications (2)	Decreases	2025	2025
Real estate	(344,172)	(71,263)	1,026	664	713	(413,032)	1,193,638
Switching equipment	(912,335)	(79,128)	3,008	5	1,574	(986,876)	251,564
Fixed network and transportation	(3,417,068)	(750,748)	(6,814)	(410)	792,886	(3,382,154)	2,856,173
Mobile network Access	(1,104,468)	(111,645)	2,462	(78)	44,670	(1,169,059)	425,219
Tower and pole	(187,912)	(67,454)	725	5	1,678	(252,958)	215,643
Power equipment and Installations	(357,540)	(54,440)	1,890	(39)	8,674	(401,455)	221,402
Computer equipment	(1,998,608)	(207,810)	3,296	(73)	15,262	(2,187,933)	432,689
Goods lent to customers at no cost	(154,120)	(137,160)	1,327	665	70,386	(218,902)	158,898
Vehicles	(151,732)	(18,909)	(85)	(54)	9,447	(161,333)	76,639
Machinery, diverse equipment and tools	(217,451)	(20,005)	467	(18)	228,904	(8,103)	17,677
Other	(68,882)	(14,529)	(242)	(17)	297	(83,373)	31,762
Construction in progress	—	—	—	—	—	—	337,494
Materials	—	—	—	—	—	—	640,820
Total	(8,914,288)	(1,533,091)	7,060	650	1,174,491	(9,265,178)	6,859,618
(1)	Corresponds to the acquisition of TMA. (see Note 29).
(2)	Corresponds to real estate assets reclassified to Assets held for sale for $(3,011) million (see Note 3.j).

	Gross value
	As of	Incorporation by		Currency			As of
	December 31,	acquisition		translation	Transfers and		December 31,
	2023	(1)	CAPEX	adjustments	reclassifications (2)	Decreases	2024
Real estate	1,294,638	699	63	(10,565)	(397)	(705)	1,283,733
Switching equipment	522,142	1,608	1,409	(35,523)	653,283	(47)	1,142,872
Fixed network and transportation	6,189,888	9,873	204,387	(78,458)	(269,101)	(246,549)	5,810,040
Mobile network Access	1,447,637	—	39,292	(82,455)	118,570	(57)	1,522,987
Tower and pole	347,392	—	—	(12,679)	5,917	—	340,630
Power equipment and Installations	560,533	—	11,428	(31,587)	35,675	—	576,049
Computer equipment	2,344,325	169	128,803	(34,717)	30,760	—	2,469,340
Goods lent to customers at no cost	420,467	1,133	10,240	(14,082)	72,996	(171,503)	319,251
Vehicles	200,167	364	1,169	(2,223)	(1,736)	(9,418)	188,323
Machinery, diverse equipment and tools	247,034	60	1,338	(3,718)	4,411	—	249,125
Other	99,681	66	5,053	(2,398)	993	(17)	103,378
Construction in progress	445,990	925	133,705	(19,298)	(361,546)	(1,062)	198,714
Materials	614,917	2,167	153,665	(22,073)	(282,525)	943	467,094
Total	14,734,811	17,064	690,552	(349,776)	7,300	(428,415)	14,671,536

	Accumulated depreciation						Net carrying
	As of		Currency			As of	value as of
	December 31,		translation			December 31,	December 31,
	2023	Depreciation	adjustments	Reclassifications (2)	Decreases	2024	2024
Real estate	(303,691)	(48,794)	5,579	2,396	338	(344,172)	939,561
Switching equipment	(381,220)	(66,676)	13,973	(478,459)	47	(912,335)	230,537
Fixed network and transportation	(3,632,958)	(560,461)	51,343	478,459	246,549	(3,417,068)	2,392,972
Mobile network Access	(986,987)	(131,038)	12,704	796	57	(1,104,468)	418,519
Tower and pole	(169,806)	(21,299)	3,269	(76)	—	(187,912)	152,718
Power equipment and Installations	(319,087)	(47,727)	9,337	(63)	—	(357,540)	218,509
Computer equipment	(1,760,068)	(258,850)	20,553	(243)	—	(1,998,608)	470,732
Goods lent to customers at no cost	(175,306)	(154,692)	4,375	—	171,503	(154,120)	165,131
Vehicles	(156,819)	(6,526)	1,052	1,326	9,235	(151,732)	36,591
Machinery, diverse equipment and tools	(211,921)	(6,756)	2,910	(1,684)	—	(217,451)	31,674
Other	(60,726)	(10,079)	1,906	—	17	(68,882)	34,496
Construction in progress	—	—	—	—	—	—	198,714
Materials	—	—	—	—	—	—	467,094
Total	(8,158,589)	(1,312,898)	127,001	2,452	427,746	(8,914,288)	5,757,248
(1)	In 2024 corresponds to the acquisitions of TSMA and Manda.
(2)	Includes $(2,322) million reclassified to Assets held for sale (see Note 3.j) and $12,587 million reclassified to the impairment provision of PP&E related to Construction in progress.

Schedule of movements in the allowance for obsolescence and impairment of materials

	Years ended December 31,
	2025	2024
At the beginning of the year	(42,439)	(63,001)
Decreases	514	19,752
Currency translation adjustments	(292)	810
At the end of the year	(42,217)	(42,439)

Schedule of movements in the accumulated impairment of others PP&E

	Years ended December 31,
	2025	2024
At the beginning of the year	(18,078)	(7,102)
Increases	(10,205)	—
Reclassification	—	(12,587)
Uses	—	1,611
At the end of the year	(28,283)	(18,078)